Stockholders' Equity (Warrants To Purchase Common Stock Outstanding) (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Granite Creek FlexCap I, L.P [Member]
Class of Warrant or Right [Line Items]
Number of Shares Exercisable Under Warrant	267,950
Exercise Price	$ 0.01
Expiration Date	Nov. 19, 2023
Patriot Capital II, L.P [Member]
Class of Warrant or Right [Line Items]
Number of Shares Exercisable Under Warrant	187,564
Exercise Price	$ 0.01
Expiration Date	Nov. 19, 2023